Material Accounting Policies - Schedule of Annual Depreciation Rates (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Buildings and improvements [Member]
Schedule of Annual Depreciation Rates [Line Items]
Annual depreciation rates %	3.00%	3.00%
Equipment and facilities [Member]
Schedule of Annual Depreciation Rates [Line Items]
Annual depreciation rates %	7.00%	7.00%
Vehicles and agricultural machinery [Member]
Schedule of Annual Depreciation Rates [Line Items]
Annual depreciation rates %	7.00%	7.00%
Furniture and fixtures [Member]
Schedule of Annual Depreciation Rates [Line Items]
Annual depreciation rates %	10.00%	10.00%
Opening of areas [Member]
Schedule of Annual Depreciation Rates [Line Items]
Annual depreciation rates %	5.00%	5.00%
Stubble crops [Member]
Schedule of Annual Depreciation Rates [Line Items]
Annual depreciation rates %	5.00%	5.00%